LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 116	$ 274	$ 97
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	590
TAT and Turbochrome [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses	610	825	778
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 569	$ 454	$ 349
Percentage of employees contribution matched by employer	100.00%
Percentage of employees contribution	2.00%
Percentage of employees contribution matched by employer, two	50.00%